Assets held for sale and liabilities of disposal groups held for sale	12 Months Ended
Dec. 31, 2023
Disposal Groups [Abstract]
Assets held for sale and liabilities of disposal groups held for sale

35	Assets held for sale and liabilities of disposal groups held for sale

Held for sale at 31 December
	2023	2022
	£m	£m
Held for sale at 31 Dec
Disposal groups	21,792	23,179
Unallocated impairment losses[1]	(1,548)	(1,978)
Non-current assets held for sale	124	13
Assets held for sale	20,368	21,214
Liabilities of disposal groups held for sale	20,684	24,711
1    This represents impairment losses in excess of the carrying amount on the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups
Sale of our retail banking operations in France
On 1 January 2024, HSBC Continental Europe completed the sale of its retail banking operations in France to CCF, a subsidiary of Promontoria MMB SAS (‘My Money Group’). The sale also included HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3% ownership interest in Crédit Logement.
In the first quarter of 2023, the sale had become less certain, as a result of which we recognised a £1.7bn partial reversal of the impairment loss recognised in 2022, when the disposal group was classified as held for sale. In the fourth quarter of 2023, following the receipt of regulatory approvals and the satisfaction of other relevant conditions, we reclassified the disposal group as held for sale, and it was subsequently remeasured at the lower of the carrying amount and fair value less costs to sell. This resulted in the reinstatement of a €1.8bn (£1.5bn) pre-tax impairment loss reflecting the final terms of the sale, giving rise to a net reversal of impairment recognised in other operating income in the year of £0.2bn.
Upon completion and in accordance with the terms of the sale, HSBC Continental Europe received a €0.1bn (£0.1bn) profit participation interest in the ultimate holding company of My Money Group. The associated impacts on initial recognition of this stake at fair value were recognised as part of the pre-tax loss on disposal. In addition, we recognised the reversal of a €0.4bn (£0.4bn) deferred tax liability, which had arisen as a consequence of the temporary difference in tax and accounting treatment in respect of the provision for loss on disposal, which was deductible in the French tax return in 2021.
In accordance with the terms of the sale, HSBC Continental Europe retained a portfolio of €7.1bn (£6.2bn) consisting of home and certain other loans, in respect of which it may consider on-sale opportunities at a suitable time, and the CCF brand, which it licensed to the buyer under a long-term licence agreement. Additionally, HSBC Continental Europe’s subsidiaries, HSBC Assurances Vie (France) and HSBC Global Asset Management (France), have entered into distribution agreements with the buyer. Ongoing costs associated with the retention of the home and certain other loans, net of income on distribution agreements and the brand licence, are estimated to have an after-tax loss impact of €0.1bn (£0.1bn) in 2024 based on expected funding rates.
Planned sale of our business in Russia
On 30 June 2022, following a strategic review of our business in Russia, HSBC Europe BV (a wholly-owned subsidiary of HSBC Bank plc) entered into an agreement for the sale of its wholly-owned subsidiary HSBC Bank (RR) (Limited Liability Company). In 2022, a £0.2bn impairment loss on the planned sale was recognised, upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, following US sanctions designation of the buyer, the outcome of the planned sale became less certain. This resulted in the reversal of £0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised charges of £0.2bn in other operating income. Completion of the planned sale remains subject to regulatory approval. On completion, accumulated foreign currency translation reserves will be recycled to the income statement.
At 31 December 2023, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	France retail banking operations	Other[1]	Total
	£m	£m	£m
Assets of disposal groups held for sale
Cash and balances at central banks [2]	177	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	38	—	38
Loans and advances to banks [2]	8,103	—	8,103
Loans and advances to customers	13,255	90	13,345
Reverse repurchase agreements	—	—	—
Financial investments [3]	25	—	25
Prepayments, accrued income and other assets	103	1	104
Total Assets at 31 Dec 2023	21,701	91	21,792

Liabilities of disposal groups held for sale
Customer accounts	17,492	95	17,587
Financial liabilities designated at fair value	1,858	—	1,858
Debt securities in issue	1,080	—	1,080
Liabilities under insurance contracts	—	—	—
Accruals, deferred income and other liabilities	159	—	159
Total Liabilities at 31 Dec 2023	20,589	95	20,684
Expected date of completion	1 January 2024	Second Half of 2024
Operating segment	WPB	CMB, GBM
1    Includes planned transfer of hedge fund administration services.
2    Under the financial terms of the sale of our retail banking operations in France, HSBC Continental Europe will transfer the business with a net asset value of €1.7bn (£1.4bn) for a consideration of €1. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December 2023, HSBC would be expected to include a cash contribution of £8.6bn, of which £8.3bn was reclassified as held for sale at 31 December 2023 (‘Loans and advances to banks’, £8.1bn, ‘Cash and balances at central bank’, £0.2bn).
3    Includes financial investments measured at fair value through other comprehensive income of £21.7m and debt instruments measured at amortised cost of £3.8m.

	France retail banking operations	Branch operations in Greece	Business in Russia	Total
	£m	£m	£m	£m
Assets of disposal groups held for sale
Cash and balances at central banks	60	1,502	—	1,562
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	39	—	—	39
Loans and advances to banks	—	25	102	127
Loans and advances to customers	20,776	291	—	21,067
Reverse repurchase agreements	—	—	208	208
Financial investments	—	66	22	88
Prepayments, accrued income and other assets	63	4	21	88
Total Assets at 31 Dec 2022	20,938	1,888	353	23,179

Liabilities of disposal groups held for sale
Customer accounts	18,551	1,900	27	20,478
Financial liabilities designated at fair value	2,925	—	—	2,925
Debt securities in issue	1,100	—	—	1,100
Accruals, deferred income and other liabilities	138	52	18	208
Total Liabilities at 31 Dec 2022	22,714	1,952	45	24,711
Operating segment	WPB	All global businesses	CMB, GBM

Business disposals
Our branch operations in Greece
On 24 May 2022, HSBC Continental Europe signed a sale and purchase agreement for the sale of its branch operations in Greece to Pancreta Bank SA. In the second quarter of 2022, we recognised a loss of £0.1bn, upon reclassification as held for sale in accordance with IFRS 5. At completion on 28 July 2023, the disposal group included £0.2bn of loans and advances to customers and £0.8bn of customer accounts.